CONDENSED STATEMENT OF CHANGES IN COMMON STOCK, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Dec. 31, 2013	$ (434,853)	$ 267	$ 366,083	$ (801,203)
Balance (in shares) at Dec. 31, 2013		2,666,666
Increase Decrease In Stockholders Equity Roll Forward
Stock-based compensation	164,156		164,156
Conversion of notes payable	525,000	$ 21	524,979
Conversion of notes payable (in shares)		207,664
Beneficial conversion feature on notes payable	614,557		614,557
Warrant, line of credit	114,300		114,300
Warrant, transfer agreement	37,840		37,840
Deemed dividends on Series A	(610,889)		(610,889)
Accretion of issuance costs	(35,784)		(35,784)
Net loss and comprehensive loss	(8,609,575)			(8,609,575)
Balance at Dec. 31, 2014	(8,235,248)	$ 288	1,175,242	(9,410,778)
Balance (in shares) at Dec. 31, 2014		2,874,330
Increase Decrease In Stockholders Equity Roll Forward
Conversion of convertible preferred stock to common stock	7,651,288	$ 201	7,651,087
Stock-based compensation	828,049		828,049
Conversion of notes payable	2,100,000	$ 37	2,099,963
Conversion of notes payable (in shares)		374,997
Beneficial conversion feature on notes payable	1,202,521		1,202,521
Deemed dividends on Series A	(263,060)		(263,060)
Accretion of issuance costs	(83,314)		(83,314)
Net loss and comprehensive loss	(12,160,729)			(12,160,729)
Balance at Sep. 30, 2015	$ 8,365,802	$ 812	$ 29,936,497	$ (21,571,507)
Balance (in shares) at Sep. 30, 2015		8,124,923